Investment in equity securities (Tables)	6 Months Ended
Jun. 30, 2024
Investment in equity securities [Abstract]
Investment in Equity Securities
A summary of the movement in listed equity securities for the six month period ended June 30, 2024 is presented in the table below:

Equity securities
Balance December 31, 2023	$77,089,100
Equity securities acquired	18,114,116
Proceeds from sale of equity securities	(46,088,578)
Gain on sale of equity securities	3,788,132
Realized foreign exchange loss	(170,110)
Unrealized gain on equity securities revalued at fair value at end of the period	11,237,706
Unrealized foreign exchange loss	(29)
Balance June 30, 2024	$63,970,337